Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Gross Revenue	$ 1,768,312	$ 1,223,492
Molecular Information Services [Member]
Segment Reporting Information [Line Items]
Gross Revenue	504,750	199,220
LAESI Instrument Platform [Member]
Segment Reporting Information [Line Items]
Gross Revenue	743,250	651,584
Research Products [Member]
Segment Reporting Information [Line Items]
Gross Revenue	400,141	372,688
Grants and Other Collaborations [Member]
Segment Reporting Information [Line Items]
Gross Revenue	$ 120,171	$ 0